SCHWAB CAPITAL TRUST
Schwab® International Opportunities Fund
(the fund)
Supplement dated June 27, 2022, to the fund’s currently effective Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.
Effective June 27, 2022, all references to Jane Qin in the fund’s Statutory Prospectus and SAI are hereby deleted in their entirety. Additionally, David Rios will be added as a co-portfolio manager for the fund. Accordingly, the following changes to the fund’s Statutory Prospectus and SAI are effective June 27, 2022:
1.
All references to Jane Qin in the fund’s Statutory Prospectus and SAI are hereby deleted in their entirety.

2.
Statutory Prospectus – Under the “Portfolio Managers” section: the fifth paragraph is deleted and replaced with the following:

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the portion of the fund that is invested in accordance with a particular index. He has managed the fund since June 2022.
3.
Statutory Prospectus – Under the “Fund Management” section: the tenth paragraph is deleted and replaced with the following:

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the portion of the fund that is invested in accordance with a particular index. Prior to this role, Mr. Rios was an associate portfolio manager on the Schwab equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab Asset Management in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
4.
SAI – Under the “Portfolio Managers” section in the “Other Accounts” sub-section: the following is added to the end of the table:

Name	Registered Investment Companies (this amount does not include the fund in this SAI)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David Rios1	13	$68,512,972,390	0	$0	0	$0

(1)
The information provided for David Rios is as of May 31, 2022.

5.
SAI — Under the “Portfolio Managers” section in the “Ownership of Fund Shares.” sub-section: the following is added to the end of the table:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
David Rios1	Schwab International Opportunities Fund	None

(1)
The information provided for David Rios is as of May 31, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG118472-00 (06/22)
00276414